Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Estimated Useful Lives of Property and Equipment
Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, as follows:

Laboratory equipment	5 years
Leasehold improvements	Lesser of lease term or 10 years
Computer equipment	3 years
Other equipment	5 years